Schedule of Segment Reporting Net (Loss) Income (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2022 USD ($)
Drone and SaaS [Member]
Finite-Lived Intangible Assets [Line Items]
Good will impairment	$ 41,687,871
SaaS [Member]
Finite-Lived Intangible Assets [Line Items]
Good will impairment	$ 12,357,921